Fees Summary	Aug. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 157,445,329.00
Previously Paid Amount	18,211.94
Total Fee Amount	21,743.21
Total Offset Amount	0.00
Net Fee	$ 3,531.27
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A